Cover	Mar. 29, 2024
Cover [Abstract]
Entity Registrant Name	Bloomios, Inc.
Entity Central Index Key	0001138608
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 29, 2024
Entity Tax Identification Number	87-4696476
Entity File Number	000-50026
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	701 Anacapa Street
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93101
City Area Code	805
Local Phone Number	222-6330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false